Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Property, plant and equipment
10.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2026	31 December 2025

Property, plant and equipment owned	20 867	21 368
Property, plant and equipment leased (right-of-use assets)	2 131	2 297
Total property, plant and equipment	22 998	23 664

	30 June 2026					31 December 2025
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction		Total	Total

Acquisition cost
Balance at end of previous year	13 229	42 747	1 011		56 987	51 547
Effect of movements in foreign exchange	182	463	23		669	3 669
Acquisitions	18	367	600		985	2 744
Disposals through sale and derecognition	(3)	(634)	(1)		(638)	(2 644)
Disposals through the sale of subsidiaries	-	-		-	-	(27)
Transfer (to)/from other asset categories and other movements¹	41	962	(946)		57	1 698
Balance at end of the period	13 467	43 906	688		58 060	56 987

Depreciation and impairment losses
Balance at end of previous year	(5 743)	(29 876)		-	(35 619)	(30 252)
Effect of movements in foreign exchange	(52)	(230)		-	(282)	(2 082)
Depreciation	(196)	(1 464)		-	(1 660)	(3 329)
Disposals through sale and derecognition	2	617		-	619	2 572
Disposals through the sale of subsidiaries	-	-		-	-	18
Impairment losses	-	(108)		-	(108)	(456)
Transfer to/(from) other asset categories and other movements 1	40	(183)		-	(143)	(2 090)
Balance at end of the period	(5 949)	(31 244)		-	(37 193)	(35 619)

Carrying amount
at 31 December 2025	7 486	12 871	1 011		21 368	21 368
at 30 June 2026	7 518	12 661	688		20 867
As of 30 June 2026 and 31 December 2025 there were no significant restrictions on title on property, plant and equipment.
Contractual commitments to purchase property, plant and equipment amounted to 419m US dollar as of 30 June 2026 compared to 171m US dollar as of 31 December 2025.
AB InBev’s net capital expenditures in the statement of cash flows amounted to 1 360m US dollar in the first six months of 2026 compared to 1 350m US dollar in the first six months in 2025. Out of the total 2026 capital expenditures approximately
25
%
was used to improve the company’s production facilities while
60
%
was used for logistics and commercial investments and
15
%
for the purchase of hardware and software and improving administrative capabilities.

1
The transfer (to)/from other asset categories and other movements relates to transfers from assets under construction to their respective as
set categories, to con
tribu
tions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations
, to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
and to other movements.

Property, plant and equipment leased by the company (right-of-use assets) is detailed as follow
s:

	30 June 2026
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 30 June	1 427	706	2 131
Depreciation for the six month period ended 30 June	(218)	(159)	(377)

	31 December 2025
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 505	795	2 297
Depreciation for the year ended 31 December	(425)	(318)	(742)
Additions to right-of-use assets in the six-month period ended 30 June 2026 were 200m US dollar (30 June 2025: 169m US dollar).
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases.
The expense related to short-term and low-value leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant.